Eaton Vance
National Limited Maturity Municipal Income Fund
June 30, 2026
Portfolio of Investments (Unaudited)

Corporate Bonds — 0.7%
Security	Principal Amount (000's omitted)	Value
Hospital — 0.7%
CommonSpirit Health, 6.073%, 11/1/27	$3,500	$ 3,557,213
Total Corporate Bonds (identified cost $3,500,000)		$ 3,557,213

Tax-Exempt Municipal Obligations — 92.6%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 2.3%
Carmel Local Public Improvement Bond Bank, IN, 5.00%, 1/15/32(1)	$2,250	$ 2,481,913
Connecticut, (Revolving Fund), Green Bonds, 5.00%, 5/1/37	2,945	2,992,294
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Liq: TD Bank, N.A.), 2.90%, 12/1/54(2)	6,000	6,000,000
		$ 11,474,207
Education — 6.5%
Allegheny County Higher Education Building Authority, PA, (Carnegie Mellon University), 2.824%, (70% of SOFR + 0.29%), 8/1/27 (Put Date), 2/1/33(3)	$2,000	$ 1,999,443
Arizona Industrial Development Authority, (Equitable School Revolving Fund LLC), 5.00%, 11/1/34	1,000	1,122,103
Build NYC Resource Corp., NY, (Success Academy Charter School), 5.00%, 9/1/33	75	80,848
Colorado State University, 4.375% to 3/1/29 (Put Date), 3/1/48	2,750	2,805,683
Connecticut State Health and Educational Facilities Authority, Area Cooperative Educational Services, 5.00%, 7/1/35	35	40,245
Maryland Health and Higher Educational Facilities Authority, (Pooled Loan Program), (LOC: TD Bank, N.A.), 2.60%, 4/1/35(4)	3,250	3,250,000
Massachusetts Development Finance Agency, (Boston University), 5.00% to 10/1/33 (Put Date), 10/1/65	755	855,565
Massachusetts Development Finance Agency, (Harvard University):
4.00%, 7/15/36	1,640	1,640,748
5.00% to 5/13/32 (Put Date), 5/15/55	5,270	5,872,889
Purdue University, IN, 4.00%, 7/1/40	1,310	1,309,936
Troy Capital Resource Corp., NY, (Rensselaer Polytechnic Institute), 5.00%, 9/1/34	1,000	1,114,101
University of Connecticut, 5.00%, 2/15/36	4,930	5,724,057
Security	Principal Amount (000's omitted)	Value
Education (continued)
University of Massachusetts Building Authority, 5.25%, 11/1/47	$3,320	$ 3,377,920
University of Pittsburgh, PA, 4.00%, 9/15/44	3,075	2,964,174
		$ 32,157,712
Electric Utilities — 3.5%
Arkansas River Power Authority, CO, 5.00%, 10/1/30	$1,000	$ 1,035,857
Clark County Public Utility District No. 1, WA, Electric System Revenue:
5.00%, 1/1/39	475	523,401
5.00%, 1/1/41	475	518,319
Gainesville, FL, Utilities System Revenue, (SPA: Truist Bank), 2.90%, 10/1/42(2)	5,000	5,000,000
Long Island Power Authority, NY, Electric System Revenue, 5.00% to 9/1/27 (Put Date), 9/1/52	3,000	3,037,839
Mesa, AZ, Utility Systems Revenue, 4.00%, 7/1/37	4,345	4,345,848
Rock Hill, SC, Combined Utility System Revenue, 5.00%, 1/1/35	510	583,430
Utility Debt Securitization Authority, NY, 5.00%, 6/15/37	1,850	2,164,138
		$ 17,208,832
General Obligations — 10.1%
Adams County School District No. 14, CO, 5.00%, 12/1/33	$1,000	$ 1,141,938
Bonneville Joint School District No. 93, ID, 5.00%, 9/15/32	1,400	1,573,514
Chicago Board of Education, IL:
5.00%, 12/1/26	2,000	2,006,415
5.00%, 12/1/36	2,700	2,707,878
5.25%, 12/1/36	1,000	1,032,074
Cleburne Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/40	1,750	1,942,671
Crowley Independent School District, TX, (PSF Guaranteed):
5.00%, 2/1/33	500	564,632
5.00%, 2/1/34	720	821,487
5.00%, 2/1/35	550	632,711
5.00%, 2/1/36	750	854,655
Cypress-Fairbanks Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/27	2,000	2,030,553
Denton Independent School District, TX, (PSF Guaranteed), 4.00% to 8/15/30 (Put Date), 8/15/55	965	1,003,096
Fairfield-Suisun Unified School District, CA, 0.00%, 2/1/29	285	266,826
Illinois:
5.00%, 11/1/26	5,000	5,037,521
5.50%, 5/1/30	500	527,862

Eaton Vance
National Limited Maturity Municipal Income Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Keller Independent School District, TX, (PSF Guaranteed):
5.00%, 2/15/31	$1,000	$ 1,102,167
5.00%, 2/15/36	1,985	2,260,715
Maryland, 3.00%, 8/1/31	1,515	1,515,197
Montgomery County, MD, 2.00%, 8/1/39	1,995	1,561,924
New York, NY, 5.00%, 8/1/33	2,530	2,852,929
North East Independent School District, TX, (PSF Guaranteed), 5.00%, 8/1/35	3,750	4,267,537
Oregon:
5.00%, 5/15/31	225	244,663
5.00%, 5/15/33	1,450	1,570,619
5.00%, 5/15/35	400	430,966
5.00%, 5/15/36	750	805,664
Prosper Independent School District, TX, (PSF Guaranteed), 4.00% to 8/15/28 (Put Date), 2/15/53	2,000	2,045,258
Puerto Rico:
5.625%, 7/1/27	2,094	2,133,884
5.625%, 7/1/29	2,000	2,117,603
Texas, (AMT), 5.00%, 8/1/27	4,380	4,387,326
Wayne County, MI, Grosse Pointe Public School System, 5.00%, 5/1/41	155	170,465
		$ 49,610,750
Hospital — 4.4%
Duluth Economic Development Authority, MN, (Essentia Health Obligated Group), 4.25%, 2/15/43	$2,000	$ 1,970,260
Harris County Cultural Education Facilities Finance Corp., TX, (Houston Methodist Hospital), 4.00%, 12/1/45	3,885	3,651,967
Illinois Finance Authority, (Advocate Health Care Network), 4.00%, 5/1/41	2,545	2,425,001
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.00%, 11/1/29	410	403,992
Maricopa County Industrial Development Authority, AZ, (Banner Health), 5.00%, 1/1/32	3,000	3,298,443
Missouri Health and Educational Facilities Authority, (Mercy Health), 5.00%, 6/1/30	3,500	3,663,485
Ohio, (Cleveland Clinic Health System), 4.00%, 1/1/36	2,000	2,010,736
Utah County, UT, (IHC Health Services, Inc.), 4.00%, 5/15/47	4,820	4,374,073
		$ 21,797,957
Housing — 7.7%
Charleston Housing Authority, SC, 4.50%, 9/1/35	$10	$ 10,162
Connecticut Housing Finance Authority, (Housing Mortgage Finance), 1.10%, 11/15/29	50	45,843
Security	Principal Amount (000's omitted)	Value
Housing (continued)
EP Tuscany Zaragosa PFC, TX, (Tuscany at Mesa Hills and Villas at Zaragosa), 4.00%, 12/1/33	$4,985	$ 4,994,341
Michigan Housing Development Authority:
3.70%, 4/1/30	1,500	1,500,108
3.75%, 4/1/27	1,425	1,425,169
Missouri Housing Development Commission, SFMR:
(FHLMC), (FNMA), (GNMA), 3.30%, 12/1/47	907	852,761
(FHLMC), (FNMA), (GNMA), 3.40%, 11/1/46	1,762	1,634,107
New Canaan Housing Authority, CT, (HANC Lakeview LLC), (FNMA), 4.00%, 12/1/34	1,525	1,557,412
North Carolina Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 3.35%, 1/1/35	3,060	3,048,068
Pennsylvania Housing Finance Agency, SFMR, 3.50%, 10/1/36	1,530	1,516,093
Raleigh Housing Authority, NC, (Tryon Flats), 2.95% to 3/1/29 (Put Date), 9/1/59	2,460	2,454,857
Seattle Housing Authority, WA, (Juniper Apartments), 5.00%, 6/1/27	2,800	2,809,255
South Carolina Jobs-Economic Development Authority, (Latitude at Wescott), 4.00%, 11/1/35	2,150	2,156,330
South Carolina Jobs-Economic Development Authority, (Sixteenth Floor Obligated Group):
4.00%, 12/1/35	955	954,593
4.25%, 12/1/36	775	786,317
5.00%, 12/1/35	2,720	2,873,936
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(5)	95	95,000
Vancouver Housing Authority, WA, (Navalia and Alena), 4.00%, 8/1/34	2,625	2,602,634
Virginia Housing Development Authority, 4.10%, 10/1/27	2,925	2,927,169
Wisconsin Health and Educational Facilities Authority, (Wisconsin Housing Preservation Corp.), 4.00%, 11/1/34	1,000	1,021,866
Wisconsin Housing and Economic Development Authority, Housing Revenue, 3.75% to 5/1/28 (Put Date), 11/1/55	2,490	2,497,517
		$ 37,763,538
Industrial Development Revenue — 4.1%
Amelia County Industrial Development Authority, VA, (Waste Management, Inc.), (AMT), 1.45%, 4/1/27	$505	$ 494,339
Burke County Development Authority, GA, (Georgia Power Co. Plant Vogtle), 2.80%, 10/1/32	1,400	1,384,770
California Municipal Finance Authority, (United Airlines, Inc. Los Angeles International Airport), (AMT), 4.00%, 7/15/29	2,335	2,359,962

Eaton Vance
National Limited Maturity Municipal Income Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 4.25% to 7/2/29 (Put Date), 11/1/38	$1,000	$ 1,032,343
Louisa Industrial Development Authority, (Virginia Electric and Power Co.), 3.125% to 10/1/30 (Put Date), 11/1/35	1,000	998,481
Mission Economic Development Corp., TX, (Republic Services, Inc.), (AMT), 4.00% to 6/1/34 (Put Date), 6/1/54	1,435	1,466,294
Monroe County Development Authority, GA, (Georgia Power Co. Plant Scherer), 1.00% to 8/21/26 (Put Date), 7/1/49	1,000	996,896
Montgomery County Industrial Development Authority, PA, (Constellation Energy Generation, LLC), 4.10% to 4/3/28 (Put Date), 4/1/53	2,000	2,050,852
New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), 2.95%, 4/1/29(6)	860	840,032
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(6)	435	424,846
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 6.00%, 4/1/35	1,705	1,904,964
Oregon Business Development Commission, (Intel Corp.), 3.80% to 6/15/28 (Put Date), 12/1/40	2,000	2,025,297
Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.), (AMT), 4.25% to 7/1/27 (Put Date), 7/1/41	2,500	2,525,648
Whiting, IN, (BP Products North America, Inc.), (AMT), 4.00% to 6/10/33 (Put Date), 12/1/44	1,565	1,595,780
		$ 20,100,504
Insured - Education — 0.4%
Eastern Michigan University:
(BAM), 5.00%, 3/1/36	$400	$ 451,421
(BAM), 5.00%, 3/1/38	555	618,291
Southwestern Illinois Development Authority, (East St. Louis School District No. 189):
(BAM), 5.00%, 1/1/32	150	164,683
(BAM), 5.00%, 1/1/33	175	193,917
(BAM), 5.00%, 1/1/34	200	223,155
State Public School Building Authority, PA, (Delaware County Community College), (BAM), 5.00%, 10/1/38	205	225,270
		$ 1,876,737
Security	Principal Amount (000's omitted)	Value
Insured - Electric Utilities — 0.1%
Muscatine Power and Water Electric Revenue, IA, (AG), 5.00%, 12/1/35	$550	$ 622,054
		$ 622,054
Insured - General Obligations — 2.6%
Cicero County School District No. 99, IL:
5.00%, 12/1/34	$300	$ 337,043
5.00%, 12/1/35	325	366,288
5.00%, 12/1/36	270	301,617
Dodge County School District No. 594, NE, (AG), 4.00%, 12/15/35	835	855,465
Harris County Improvement District No. 18, TX, (BAM), 3.50%, 9/1/43	1,060	957,583
Harris County Municipal Utility District No. 165, TX, (BAM), 3.375%, 3/1/41	3,450	3,156,839
Lawrence and Crawford Counties Community Unit School District No. 20 Lawrenceville, IL:
(BAM), 5.00%, 12/1/33	320	360,409
(BAM), 5.00%, 12/1/35	890	984,770
Mount Vernon, IL:
(BAM), 5.00%, 12/15/34	950	1,024,371
(BAM), 5.00%, 12/15/36	635	680,333
New Haven, CT, (AG), 5.00%, 8/1/34	875	990,903
Park Creek Metropolitan District, CO, (AG), 5.00%, 12/1/32	350	390,951
Sterling, IL:
(BAM), 5.00%, 11/1/32	765	852,292
(BAM), 5.00%, 11/1/34	650	734,926
(BAM), 5.00%, 11/1/38	775	861,625
Temecula Valley Unified School District, CA, (Election of 2012), (AG), 4.00%, 8/1/45	120	119,995
		$ 12,975,410
Insured - Hospital — 0.2%
Maryland Health and Higher Educational Facilities Authority, (TidalHealth, Inc):
(AG), 5.00%, 7/1/36	$305	$ 341,124
(AG), 5.00%, 7/1/37	500	555,718
		$ 896,842
Insured - Special Tax Revenue — 2.7%
Big Sky Resort Area District, MT, (1% Resort Tax - Cold Smoke):
(AG), 5.00%, 7/1/37	$300	$ 341,483
(AG), 5.00%, 7/1/41	330	364,958

Eaton Vance
National Limited Maturity Municipal Income Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Special Tax Revenue (continued)
Cedar Rapids Community School District Infrastructure Sales Services and Use Tax, IA:
(BAM), 5.00%, 7/1/31	$475	$ 522,258
(BAM), 5.00%, 7/1/32	600	665,606
(BAM), 5.00%, 7/1/33	400	449,888
(BAM), 5.00%, 7/1/34	500	567,392
Downtown Revitalization Public Infrastructure District, UT:
(AG), 5.00%, 6/1/36	1,650	1,769,777
(AG), 5.00%, 6/1/38	1,650	1,758,484
Enterprise Board of Education, AL, (BAM), 5.00%, 3/1/36	415	465,159
Garden State Preservation Trust, NJ, (AG), 5.75%, 11/1/28	635	661,939
Irvine Unified School District Financing Authority, CA:
(BAM), 5.00%, 9/1/32	500	560,494
(BAM), 5.00%, 9/1/34	700	803,537
(BAM), 5.00%, 9/1/35	550	636,370
Parish of Livingston, LA, Sales Tax Revenue:
(AG), 5.00%, 10/1/34	1,665	1,891,776
(AG), 5.00%, 10/1/35	700	800,628
Rhode Island Turnpike and Bridge Authority, RI, (AG), 5.00%, 10/1/33(1)	750	845,775
		$ 13,105,524
Insured - Transportation — 1.1%
Allegheny County Airport Authority, PA, (Pittsburgh International Airport):
(AG), (AMT), 5.00%, 1/1/27	$815	$ 824,230
(AG), (AMT), 5.00%, 1/1/28	1,000	1,029,657
Chicago, IL, (Midway International Airport), (BAM), (AMT), 5.00%, 1/1/28	3,250	3,363,345
		$ 5,217,232
Insured - Water and Sewer — 1.6%
Berkeley County Public Service Sewer District, WV, Green Bonds, (BAM), 5.00%, 6/1/37	$635	$ 682,855
Buffalo Municipal Water Finance Authority, NY:
(BAM), 5.00%, 7/1/32	300	340,378
(BAM), 5.00%, 7/1/33	300	344,967
(BAM), 5.00%, 7/1/34	350	406,867
(BAM), 5.00%, 7/1/35	300	346,998
Shreveport, LA, Water and Sewer Revenue, (AG), 5.00%, 12/1/34	2,890	3,237,827
Yuma, AZ, Water and Sewer Revenue:
(AG), 5.00%, 7/1/26	1,460	1,460,000
Security	Principal Amount (000's omitted)	Value
Insured - Water and Sewer (continued)
Yuma, AZ, Water and Sewer Revenue: (continued)
(AG), 5.00%, 7/1/40	$335	$ 374,504
(AG), 5.00%, 7/1/41	650	722,639
		$ 7,917,035
Lease Revenue/Certificates of Participation — 5.3%
Anderson School Building Corp., IN:
5.00%, 1/15/29	$100	$ 105,431
5.00%, 1/15/30	125	134,046
5.00%, 1/15/31	145	157,917
5.00%, 1/15/33	125	139,580
Brownsburg 1999 School Building Corp., IN:
5.00%, 7/15/37	675	759,210
5.00%, 7/15/39	750	831,661
Cleveland Educational Facilities Authority, OK, (Cleveland Public School):
5.00%, 9/1/28	260	270,122
5.00%, 9/1/31	355	381,140
Cloverdale High School Building Corp., IN:
5.00%, 7/15/36	1,060	1,179,093
5.00%, 7/15/38	555	610,455
Golden, CO:
5.00%, 12/1/37	1,100	1,239,538
5.00%, 12/1/39	1,400	1,562,236
IPS Multi-School Building Corp., IN, Social Bonds, 5.00%, 7/15/37	805	910,113
Nassau County Industrial Development Agency, NY, (Cold Spring Harbor Laboratory), (SPA: TD Bank, N.A.), 2.75%, 1/1/34(2)	2,000	2,000,000
New Jersey Economic Development Authority, (State House), 4.00%, 6/15/29	3,340	3,433,563
New Jersey Transportation Trust Fund Authority, (Transportation Program), 5.00%, 6/15/33	2,500	2,817,095
Rogers County Educational Facilities Authority, OK, (Talala Public Schools):
5.00%, 9/1/27	315	320,885
5.00%, 9/1/33	495	533,443
St. Lucie County, FL, 5.00%, 10/1/40	3,435	3,852,636
Westfield High School Building Corp., IN, 5.00%, 7/15/36	1,475	1,664,500
Westfield-Washington Multi-School Building Corp., IN, 5.00%, 7/15/36	1,390	1,569,737
Wilmington, NC, 5.00%, 6/1/34	1,540	1,770,839
		$ 26,243,240

Eaton Vance
National Limited Maturity Municipal Income Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Other Revenue — 9.0%
Black Belt Energy Gas District, AL:
5.00%, 11/1/33	$3,400	$ 3,608,365
5.00%, 12/1/34	3,750	3,971,838
5.00% to 5/1/35 (Put Date), 12/1/55	1,000	1,065,843
5.25% to 10/1/30 (Put Date), 1/1/54	3,500	3,716,704
5.50% to 2/1/29 (Put Date), 6/1/49	2,000	2,099,812
California Community Choice Financing Authority, Clean Energy Project Revenue:
Green Bonds, 5.00% to 12/1/32 (Put Date), 1/1/55	1,730	1,781,269
Green Bonds, 5.00% to 8/1/32 (Put Date), 11/1/55	1,950	2,005,168
Green Bonds, 5.50% to 11/1/30 (Put Date), 10/1/54	4,905	5,355,935
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(5)	1,200	468,000
Central Valley Energy Authority, CA, 5.00%, 8/1/33	430	459,924
Kalispel Tribe of Indians, WA, Series A, 5.00%, 1/1/32(6)	1,025	1,038,391
Main Street Natural Gas, Inc., GA, Gas Supply Revenue:
5.00% to 9/1/30 (Put Date), 9/1/53	2,500	2,660,171
5.00% to 6/1/31 (Put Date), 12/1/53	2,500	2,669,574
5.00% to 12/1/30 (Put Date), 5/1/54	1,800	1,903,935
Minnesota Municipal Gas Agency, (Liq: Royal Bank of Canada), 3.425%, (67% of SOFR + 1.00%), 12/1/52(3)	7,500	7,504,318
New York Trust for Cultural Resources, (Lincoln Center for the Performing Arts, Inc.), 5.00%, 12/1/30	2,085	2,268,538
Riversouth Authority, OH, (Lazarus Building Redevelopment), 5.75%, 12/1/27	90	90,050
Southern California Public Power Authority, CA, (Clean Energy), Green Bonds, 5.00%, 11/1/32	335	355,349
Texas Municipal Gas Acquisition and Supply Corp. II, Gas Supply Revenue, 3.281%, (66% of 3 mo. SOFR + 0.863%), 9/15/27(3)	1,335	1,337,927
		$ 44,361,111
Senior Living/Life Care — 1.8%
Franklin County, OH, (Friendship Village of Dublin), 5.00%, 11/15/44	$2,640	$ 2,640,274
New Hope Cultural Education Facilities Finance Corp., TX, (Bella Vida Forefront Living), 4.625%, 10/1/30	1,590	1,574,478
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 4.25%, 1/1/33	2,105	2,107,445
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 4.00%, 12/1/28	170	172,188
Washington Housing Finance Commission, (Horizon House):
4.375%, 1/1/33	1,500	1,507,123
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Washington Housing Finance Commission, (Horizon House): (continued)
5.00%, 1/1/35	$1,000	$ 1,008,448
		$ 9,009,956
Special Tax Revenue — 5.7%
Baltimore, MD, (Harbor Point), 3.15%, 6/1/29(6)	$200	$ 197,689
Bullhead, AZ, Excise Taxes Revenue:
0.95%, 7/1/26	350	350,000
1.15%, 7/1/27	750	733,207
Lawton Industrial Development Authority, OK:
5.00%, 7/1/36	150	166,716
5.00%, 7/1/37	200	221,024
Maryland Department of Transportation, 2.50%, 10/1/33	1,495	1,401,928
Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), 5.00%, 12/15/27	1,000	1,002,014
Metropolitan Transportation Authority, TN, 5.25%, 11/15/36	3,225	3,249,867
New River Community Development District, FL, (Capital Improvements):
5.00%, 5/1/13(5)	280	0
5.75%, 5/1/38	265	265,278
New York City Transitional Finance Authority, NY, Future Tax Revenue:
5.00%, 11/1/34	2,500	2,856,107
(SPA: Barclays Bank PLC), 3.05%, 11/1/44(2)	2,500	2,500,000
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/33	2,000	2,269,642
Puerto Rico Sales Tax Financing Corp.:
0.00%, 7/1/33	4,500	3,578,402
4.50%, 7/1/34	5,181	5,181,639
Sterling Hill Community Development District, FL, (Capital Improvements), 5.50%, 11/1/10(7)	276	104,718
Utah Transit Authority, 5.00%, 12/15/33	3,000	3,433,691
Vanderburgh County Redevelopment District, IN:
5.00%, 2/1/28	300	308,663
5.00%, 2/1/30	425	449,103
		$ 28,269,688
Student Loan — 1.0%
Iowa Student Loan Liquidity Corp., (AMT), 5.00%, 12/1/29	$1,575	$ 1,662,872

Eaton Vance
National Limited Maturity Municipal Income Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Student Loan (continued)
Massachusetts Educational Financing Authority, (AMT), 3.625%, 7/1/38	$1,050	$ 1,035,249
New Jersey Higher Education Student Assistance Authority, (AMT), 5.00%, 12/1/29	2,000	2,111,583
		$ 4,809,704
Transportation — 14.8%
Allegheny County Airport Authority, PA, (AMT), 5.00%, 1/1/28	$1,005	$ 1,036,450
Bay Area Toll Authority, CA, (San Francisco Bay Area), 2.97%, (SIFMA + 0.30%), 4/1/56(3)	5,000	4,985,241
Broward County, FL, Airport System Revenue:
(AMT), 5.00%, 10/1/29	2,000	2,004,145
(AMT), 5.00%, 10/1/30	2,480	2,485,139
California Municipal Finance Authority, (SFMTA Potrero Yard Modernization), 5.00%, 6/30/32	2,370	2,553,303
Charleston County Airport District, SC:
5.00%, 7/1/39	750	834,742
5.00%, 7/1/40	600	663,485
5.00%, 7/1/42	730	799,701
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.00%, 11/1/31	3,000	3,266,951
Denver City and County, CO, Airport System Revenue:
(AMT), 5.00%, 11/15/28	4,920	5,160,285
(AMT), 5.25%, 11/15/26	1,000	1,009,434
(AMT), 5.25%, 11/15/27	1,100	1,137,918
Greater Orlando Aviation Authority, FL, (AMT), 5.00%, 10/1/27	2,550	2,620,846
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/30	5,000	5,146,847
Metropolitan Nashville Airport Authority, TN, (AMT), 5.00%, 7/1/28	1,000	1,041,107
Metropolitan Washington Airports Authority, D.C.:
(AMT), 5.00%, 10/1/28	2,265	2,370,143
(AMT), 5.00%, 10/1/29	2,000	2,050,292
(AMT), 5.00%, 10/1/32	6,360	6,386,292
North Texas Tollway Authority, 5.00%, 1/1/27	4,000	4,048,896
Pennsylvania Turnpike Commission, 5.00%, 12/1/39	2,850	2,989,000
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 7/1/28	4,800	4,997,312
Port Authority of New York and New Jersey, (AMT), 5.00%, 11/15/32	1,500	1,511,566
Port of Seattle, WA:
(AMT), 5.00%, 5/1/33	2,000	2,030,977
(AMT), 5.00%, 4/1/40	4,875	4,877,386
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Salt Lake City, UT, (Salt Lake City International Airport):
(AMT), 5.00%, 7/1/31	$2,460	$ 2,549,924
(AMT), 5.00%, 7/1/32	2,225	2,265,312
Triborough Bridge and Tunnel Authority, NY, (LOC: TD Bank, N.A.), 2.90%, 1/1/32(2)	2,255	2,255,000
		$ 73,077,694
Water and Sewer — 7.7%
Broomfield City and County, CO, Water Revenue, 5.00%, 12/1/36	$500	$ 576,735
Dallas, TX, Waterworks and Sewer System Revenue, 4.00%, 10/1/36	1,805	1,795,062
District of Columbia Water and Sewer Authority:
(SPA: Bank of America, N.A.), 2.90%, 10/1/60(2)	5,000	5,000,000
Green Bonds, 5.00%, 10/1/36	2,930	3,371,699
Grand Strand Water and Sewer Authority, SC, 2.00%, 6/1/33	690	619,341
Great Lakes Water Authority, MI, Water Supply System Revenue, 5.00%, 7/1/32	2,750	3,082,766
Honolulu City and County, HI, Wastewater System Revenue, 5.00%, 7/1/36	1,500	1,734,139
JEA, FL, Water and Sewer System Revenue, (SPA: U.S. Bank, N.A.), 3.20%, 10/1/38(2)	8,300	8,300,000
King County, WA, Sewer Improvement and Refunding Revenue:
4.00%, 7/1/45	6,950	6,909,181
(SPA: U.S. Bank, N.A.), 2.85%, 1/1/65(2)	5,500	5,500,000
Metropolitan St. Louis Sewer District, MO, 5.00%, 5/1/36	985	1,144,999
		$ 38,033,922
Total Tax-Exempt Municipal Obligations (identified cost $452,390,655)		$456,529,649

Taxable Municipal Obligations — 5.1%
Security	Principal Amount (000's omitted)	Value
Education — 0.1%
Maricopa County Industrial Development Authority, AZ, (Grand Canyon University), 7.375%, 10/1/29(6)	$500	$ 522,302
		$ 522,302

Eaton Vance
National Limited Maturity Municipal Income Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Electric Utilities — 0.4%
South Carolina Public Service Authority, 4.71%, 12/1/28	$2,000	$ 2,011,255
		$ 2,011,255
General Obligations — 1.5%
California, 7.50%, 4/1/34(8)	$2,500	$ 2,845,006
Homewood, AL, 2.00%, 9/1/26	625	622,660
Honolulu City and County, HI, Green Bonds, 3.118%, 10/1/31	1,690	1,587,644
King County, WA, Sustainability Bonds, 2.16%, 12/1/32	2,000	1,752,354
Nashua, NH, 1.40%, 1/15/33	375	309,292
		$ 7,116,956
Hospital — 0.1%
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.25%, 11/1/28	$640	$ 625,127
		$ 625,127
Housing — 0.9%
New York Housing Finance Agency, Social Bonds, (SPA: TD Bank, N.A.), 3.73%, 11/1/55(4)	$3,680	$ 3,680,000
Trinity River Public Facility Corp., TX, (Hughes House II), 4.95%, 12/1/29(1)	835	836,753
		$ 4,516,753
Insured - Transportation — 0.4%
Miami-Dade County, FL, Seaport Revenue, (AG), 1.349%, 10/1/26	$2,035	$ 2,020,004
		$ 2,020,004
Senior Living/Life Care — 0.1%
Connecticut Health and Educational Facilities Authority, (Fairview), 7.20%, 12/15/30(1)	$605	$ 603,960
		$ 603,960
Student Loan — 0.1%
Rhode Island Student Loan Authority, 2.373%, 12/1/28	$400	$ 379,616
		$ 379,616
Security	Principal Amount (000's omitted)	Value
Transportation — 1.5%
Bay Area Toll Authority, CA, (San Francisco Bay Area), 1.433%, 4/1/27	$7,695	$ 7,543,472
		$ 7,543,472
Total Taxable Municipal Obligations (identified cost $25,101,462)		$ 25,339,445

Short-Term Investments — 0.4%
Security	Shares	Value
BlackRock Liquidity Funds - MuniCash, Institutional Shares, 2.55%	1,891,646	$ 1,891,835
Total Short-Term Investments (identified cost $1,891,835)		$ 1,891,835
Total Investments — 98.8% (identified cost $482,883,952)		$487,318,142
Other Assets, Less Liabilities — 1.2%		$ 5,994,551
Net Assets — 100.0%		$493,312,693
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	When-issued security.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at June 30, 2026.
(3)	Floating rate security. The stated interest rate represents the rate in effect at June 30, 2026.
(4)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at June 30, 2026.
(5)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed bankruptcy and is non-income producing.
(6)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2026, the aggregate value of these securities is $3,023,260 or 0.6% of the Fund's net assets.
(7)	Security is in default and making only partial interest payments.
(8)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

Eaton Vance
National Limited Maturity Municipal Income Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

At June 30, 2026, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:
Texas	10.4%
Others, representing less than 10% individually	87.3%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At June 30, 2026, 8.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency was 4.3% of total investments.
Abbreviations:
AG	– Assured Guaranty, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
LOC	– Letter of Credit
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement

The Fund did not have any open derivative instruments at June 30, 2026.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2026, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 3,557,213	$ —	$ 3,557,213
Tax-Exempt Municipal Obligations	—	456,529,649	—	456,529,649
Taxable Municipal Obligations	—	25,339,445	—	25,339,445
Short-Term Investments	1,891,835	—	—	1,891,835
Total Investments	$1,891,835	$485,426,307	$—	$487,318,142
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.